CONCENTRATIONS (Details Narrative) - Customer Concentration Risk [Member]	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Accounts Receivable [Member] | Customers [Member] | White River Holdings Corp [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			66.00%	87.00%
Accounts Receivable [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	74.00%	96.00%	87.00%
Accounts Receivable [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	48.00%
Revenue Benchmark [Member] | Customers [Member] | White River Holdings Corp [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			95.00%	91.00%